Stock Options - FV Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Assumptions used for estimating the fair value of stock options granted
Risk-free interest rate, minimum	2.67%	1.34%
Risk-free interest rate, maximum	3.01%	1.99%
Volatility, minimum	78.00%	69.00%
Volatility, maximum	99.00%	100.00%
Expected life	6 years 3 months	6 years 3 months
Weighted-average fair value per share	$ 7.25	$ 13.97